Submission	Oct. 15, 2025
Submission [Line Items]
Central Index Key	0001314196
Registrant Name	THE OLB GROUP, INC.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A